Organization and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Assets:
Total assets at fair value	$ 2,248	$ 1,537
Fixed Income Funds
Assets:
Total assets at fair value	754
Stock Index Fund | Small Cap
Assets:
Total assets at fair value	346	115
Stock Index Fund | Mid Cap
Assets:
Total assets at fair value	226	114
Stock Index Fund | Large Cap
Assets:
Total assets at fair value	448	115
Stock Index Fund | International
Assets:
Total assets at fair value	446
Cash and Cash Equivalents
Assets:
Total assets at fair value	28	1,193
Level 1
Assets:
Total assets at fair value	2,220	1,537
Level 1 | Fixed Income Funds
Assets:
Total assets at fair value	754
Level 1 | Stock Index Fund | Small Cap
Assets:
Total assets at fair value	346	115
Level 1 | Stock Index Fund | Mid Cap
Assets:
Total assets at fair value	226	114
Level 1 | Stock Index Fund | Large Cap
Assets:
Total assets at fair value	448	115
Level 1 | Stock Index Fund | International
Assets:
Total assets at fair value	446
Level 1 | Cash and Cash Equivalents
Assets:
Total assets at fair value		1,193
Level 2
Assets:
Total assets at fair value	28
Level 2 | Cash and Cash Equivalents
Assets:
Total assets at fair value	$ 28